Bank and Other Borrowings (Details Narrative)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2025 HKD ($)
Debt Disclosure [Abstract]
Unutilised banking facilities	$ 225,000			$ 1,755,000
Interest expense	$ 502,425	$ 275,796	$ 159,955